Statement of Cash Flows (USD $)	8 Months Ended
Sep. 30, 2012
Cashflows from Operating Activities
Net loss	$ (3,190)
Net cash used in operating activities	(3,190)
Cashflows from Financing Activities
Proceeds from sale of ordinary shares to initial shareholders	25,000
Advance from a shareholder	22,876
Proceeds from notes payable to shareholders	25,000
Payment of deferred offering costs	(51,191)
Net cash provided by financing activities	21,685
Net increase in cash	18,495
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period	18,495
Non-cash financing activity
Payment of deferred offering costs made by shareholders and included in notes payable to shareholders	$ 75,000